CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				10 Months Ended	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2011	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue:	$ 11,631					$ 29,908
Direct Cost of Revenue	39,112					107,982
Accretion of asset recovery obligation						72,122
Depreciation and Depletion	8,416					24,283
Gross profit	(35,897)					(174,479)
Operational expenses:
Office expenses	62,899		156,570		245,322	446,231
Goodwill write off					339,195
Consulting fees	65,500		63,230		209,203	364,605
Total operational expenses	128,399		219,800		793,720	810,836
Other Income (Expenses)
Litigation settelement expense	(570)					(704,247)
Interest expense	(15,298)		(17,859)		(33,575)	(86,965)
Total other income (expense)	(15,868)		(17,859)		(33,575)	(791,212)
Net loss	(180,164)		(237,659)		(827,295)	(1,776,527)
Less: Loss attributable to non-controlling interest					31,422
Net loss attributable to South Uintah Gas Properties, Inc.					$ (795,873)
Per share information
Net loss per common share - Basic	$ (0.02)		$ (0.02)		$ (0.14)	$ (0.12)
Net loss per common share - Fully diluted		[1]		[1]	[1]	[1]
Weighted average number of common stock outstanding	16,513,305		11,773,206		5,824,666	14,270,997

[1]	* Not provided as it is anti-dilutive